Share Capital	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
SHARE CAPITAL

NOTE 3 – SHARE CAPITAL:

a.	Changes in share capital

1)	On February 14, 2020, the Company entered into a Securities Purchase Agreement with accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450.

2)	During the six-month period ended June 30, 2020, options to purchase 16,278 ordinary shares were exercised for consideration of approximately $67.

b.	Share-based compensation:

1)

Option plan

In accordance with an option plan for employees and consultants (the "Option Plan"), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity.

Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits.

For those who are not employees of the Company, and for the Company's controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance.

In March 2020, the Company's board of directors extended the option plan for additional 10 years. All other terms of the plan remained unchanged.

2)	Options grants

In the six months ended June 30, 2020 and 2019, the Company granted options as follows:

	Six months ended June 30, 2020
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	317,909	$10.08	4 years	10 years
Directors	162,713	$11.06	4 years	10 years

	Six months ended June 30, 2019
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	230,000	$5.07	4 years	7 years
Directors	286,390	$5.07	4 years	7 years
Consultants	5,000	5.07	4 years	7 years

The fair value of options granted to employees during the six months ended June 30, 2020, and 2019 was $2,960 and $1,560, respectively.

The fair value of options granted to employees on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2020	2019
Value of ordinary share	$9.99-$10.5	$5.7-$5.9
Dividend yield	0%	0%
Expected volatility	66.05%-66.41%	61.31%-61.71%
Risk-free interest rate	0.29%-0.35%	1.87%-2.49%
Expected term	6.11 years	4 years

2)	The following table illustrates the effect of share-based compensation on the statements of operations:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
	U.S. dollars in thousands		U.S. dollars in thousands
Research and development expenses, net	$152	$108	$237	$215
General and administrative expenses	325	181	557	414
	$477	$289	$794	$629